Commitments and Contingencies (Future Minimum Rental Payments Under All Non-Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
2019	$ 46,042
2020	39,355
2021	30,674
2022	27,458
2023	27,629
2024 and thereafter	126,229
Total minimum lease obligations	297,387
Office Space
Property Subject to or Available for Operating Lease [Line Items]
2019	4,197
2020	4,119
2021	3,298
2022	2,692
2023	961
2024 and thereafter	3,735
Total minimum lease obligations	19,002
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
2019	27,547
2020	24,642
2021	19,536
2022	18,113
2023	17,290
2024 and thereafter	45,390
Total minimum lease obligations	152,518
Terminals and Tanks
Property Subject to or Available for Operating Lease [Line Items]
2019	14,298
2020	10,594
2021	7,840
2022	6,653
2023	9,378
2024 and thereafter	77,104
Total minimum lease obligations	$ 125,867